State StreetGlobal All Cap Equity ex-US Index Portfolio Performance Management - State StreetGlobal All Cap Equity ex-US Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Portfolio by illustrating the variability of the Portfolio's returns from year-to-year and by showing how the Portfolio's average annual returns for the periods indicated compared with those of the Index. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance information for the Portfolio is available toll free by calling (800) 997-7327 or by visiting our website at www.statestreet.com/im.
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Portfolio by illustrating the variability of the Portfolio's returns from year-to-year and by showing how the Portfolio's average annual returns for the periods indicated compared with those of the Index.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return18.27%Q2 2020Lowest Quarterly Return-24.67%Q1 2020
Performance Table Heading	Average Annual Total Returns (for periods ended 12/31/25)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Effective October 9, 2019 (the “Benchmark Index Change Date”), the Portfolio's benchmark index changed from the MSCI ACWI ex USA Index (the “Previous Benchmark Index”) to the MSCI ACWI ex USA Investable Market Index, consistent with a change in the Portfolio's principal investment strategy to track the performance of the current index. Performance of the Portfolio prior to the Benchmark Index Change Date is therefore based on the Portfolio's investment strategy to track the Previous Benchmark Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	The Portfolio will make updated performance information, including its current net asset value, available at the Portfolio's website: www.statestreet.com/im.
Performance Availability Website Address [Text]	www.statestreet.com/im
Performance Availability Phone [Text]	(800) 997-7327
State StreetGlobal All Cap Equity ex-US Index Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	18.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(24.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020